STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (124,213)	$ (21,531)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,074	822
Stock-based compensation, net of amounts capitalized	47,607	842
Change in fair value of warrants	8,206
Net amortization of premiums and accretion of discounts on investments	270	226
Amortization of debt discount	8,163
Change in fair value of derivative liability	4,323
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(10,090)	(150)
Other assets	(3,518)	(3)
Accounts payable	1,957	151
Other long-term liabilities	50
Accrued expenses and other current liabilities	1,262	513
Net cash used in operating activities	(64,909)	(19,130)
Cash flows from investing activities
Purchase of investments		(52,421)
Maturities of investments	53,239	74,250
Purchase of property, equipment and software	(3,353)	(2,181)
Deposit for purchase of trucks	(440)	(10)
Refund of deposit for trucks	87	778
Net cash provided by (used in) investing activities	49,533	20,416
Cash flows from financing activities
Cash proceeds received from convertible note payable	25,000
Proceeds from NGA recapitalization	314,146
Transaction costs related to merger with NGA	(70,189)
Payment towards notes payable	(210)	(275)
Proceeds from exercise of stock options	189	121
Net cash provided by (used in) financing activities	268,936	(154)
Net increase (decrease) in cash, cash equivalents and restricted cash	253,560	1,132
Cash, cash equivalents and restricted cash at beginning of period	11,460	10,328
Cash, cash equivalents and restricted cash at end of period	265,020	11,460
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	71	62
Supplemental schedule of noncash investing and financing activities
Convertible notes converted into shares of Class A common stock upon consummation of Business Combination	25,000
Derivative liability converted into shares of Class A common stock upon consummation of Business Combination	12,485
Warrants converted into shares of Class A common stock upon consummation of Business Combination	854
Acquisition of property, equipment and software in accounts payable	244	64
Acquisition of trucks by assuming notes payable	597
Stock-based compensation capitalized into internally developed software	160	128
Vesting of early exercised stock options	$ 66	$ 61